Cash and restricted cash	12 Months Ended
Dec. 31, 2022
Cash and restricted cash
Cash and restricted cash
3.	Cash and restricted cash

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Cash at bank	877,959	737,384
Restricted cash	23,004	40,957
Cash and restricted cash shown in the consolidated statements of cash flows	900,963	778,341

Cash and restricted cash are deposited in financial institutions at the locations noted below:

	As of December 31,
	2021	2022
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	667,686	472,471
– Denominated in US$	182,141	258,475
Total cash balances held in the mainland of the PRC	849,827	730,946
Financial institutions in Hong Kong
– Denominated in US$	—	9,402
– Denominated in Hong Kong dollars (“HKD”)	—	14
Total cash balances held in Hong Kong	—	9,416
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	28,986	14,473
– Denominated in US$	—	555
Total cash balances held in Sweden	28,986	15,028
Financial institutions in the United Kingdom
– Denominated in Great Britain Pounds (“GBP”)	22,150	22,934
Total cash balances held in the United Kingdom	22,150	22,934
Financial institutions in the United States
– Denominated in US$	—	17
Total cash balances held in the United States	—	17
Total cash balances held at financial institutions in RMB	900,963	778,341

As of December 31, 2021 and 2022, the Group’s restricted cash of RMB23,004 and RMB40,957 were pledged for notes payable.